Lines of Credit (Details) (USD $)			0 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 19, 2013 Revolving Credit Facility [Member]	Dec. 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2013 Dell Business Credit Line [Member]	Dec. 31, 2013 Revolving Credit Facility One [Member]
Lines of Credit (Textual)
Line of credit facility, maximum borrowing capacity				$ 150,000	$ 50,000
Line of credit maturity date			Sep. 19, 2017	Dec. 18, 2018		Dec. 18, 2018
Outstanding balance						150,000
Revolving line of credit, periodic payment due amount			3,209
Line of credit	$ 44,692	$ 25,000			$ 44,692	$ 25,000
Rate of interest above prime rate						6.50%
Prime rate of interest						3.25%